UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Altrinsic Global Advisors, LLC

Address:  100 First Stamford Place
          Stamford, Connecticut 06902

13F File Number: 28-10104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     John Hock
Title:    Managing Member
Phone:    (203) 324-6900


Signature, Place and Date of Signing:

/s/ John Hock                    Stamford, CT               November 14, 2006
-----------------------     --------------------------    ----------------------
   [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name


     28-01190                   Frank Russell Company
     ---------------            ------------------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  91

Form 13F Information Table Value Total: $1,434,670
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE


                                          FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2       COLUMN 3      COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7     COLUMN 8

                               TITLE                        VALUE     SHRS OR     SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP       (x1000)   PRN AMT     PRN CALL  DISCRETION   MGRS   SOLE   SHARED  NONE
--------------                 --------         -----       -------   -------     --- ----  ----------   ----   ----   ------  ----
ADVOCAT INC                    COM              007586100    3,149       160,000  SH        SOLE         NONE   SOLE
AFFYMETRIX INC COM             COM              00826T108      881        40,862  SH        SOLE         NONE   SOLE
AFLAC INC                      COM              001055102    1,391        30,400  SH        SOLE         NONE   SOLE
ALEXION PHARMACEUTICAL         COM              015351109    2,718        80,000  SH        SOLE         NONE   SOLE
ALTRIA GROUP INC               COM              02209s103   27,264       356,164  SH        SOLE         NONE   SOLE
ALTUS PHARMACEUTICALS INC      COM              02216n105      639        40,000  SH        SOLE         NONE   SOLE
AMBAC FINL                     COM              023139108   63,640       769,068  SH        SOLE         NONE   SOLE
AMERICAN EXPRESS               COM              025816109    1,430        25,500  SH        SOLE         NONE   SOLE
AMERICAN INTERNATIONAL GROUP   COM              026874107    1,735        26,191  SH        SOLE         NONE   SOLE
ANGIODYNAMICS INC              COM              03475v101       46         2,200  SH        SOLE         NONE   SOLE
APACHE CORP                    COM              037411105   46,625       737,736  SH        SOLE         NONE   SOLE
ARENA PHARMACEUTICALS INC      COM              040047102    1,198       100,000  SH        SOLE         NONE   SOLE
BAXTER INTL                    COM              071813109    2,273        50,000  SH        SOLE         NONE   SOLE
BIOENVISION INC COM            COM              09059N100    1,818       330,000  SH        SOLE         NONE   SOLE
BIOMARIN PHARMACEUTICA         COM              09061G101   16,380     1,151,100  SH        SOLE         NONE   SOLE
BIOMET INC                     COM              090613100    4,185       130,000  SH        SOLE         NONE   SOLE
BOSTON SCIENTIFIC CORP         COM              101137107   39,857     2,694,855  SH        SOLE         NONE   SOLE
BP ADR                         SPONSORED ADR    055622104   47,836       729,435  SH        SOLE         NONE   SOLE
CALIPER LIFE SCIENCES COM      COM              130872104      732       150,000  SH        SOLE         NONE   SOLE
CAPITAL SR LIVING              COM              140475104    1,250       135,100  SH        SOLE         NONE   SOLE
CARACO PHARM LABS LTD          COM              14075T107    1,023       100,700  SH        SOLE         NONE   SOLE
CISCO SYSTEMS INC              COM              17275r102   18,057       785,778  SH        SOLE         NONE   SOLE
CITIGROUP INC                  COM              172967101    2,295        46,200  SH        SOLE         NONE   SOLE
CITRIX SYSTEMS INC             COM              177376100      896        24,740  SH        SOLE         NONE   SOLE
CLEAR CHANNEL COMMUNICATIONS   COM              184502102      334        11,590  SH        SOLE         NONE   SOLE
COEUR D'ALENE MINES CORP       COM              192108108   16,839     3,575,148  SH        SOLE         NONE   SOLE
COSTCO WHOLESALE               COM              22160K105   16,209       326,276  SH        SOLE         NONE   SOLE
DU PONT (E I) DE NEMOURS       COM              263534109   13,190       307,890  SH        SOLE         NONE   SOLE
ECLIPSYS                       COM              278856109    4,298       240,000  SH        SOLE         NONE   SOLE
EDP ENERGIAS PORTUG ADR        SPONSORED ADR    268353109    9,987       231,336  SH        SOLE         NONE   SOLE
EMDEON CORP                    COM              290849108    4,450       380,000  SH        SOLE         NONE   SOLE
EVEREST RE                     COM              G3223R108   27,750       284,527  SH        SOLE         NONE   SOLE
FIFTH THIRD BANCORP            COM              316773100      724        19,000  SH        SOLE         NONE   SOLE
FOSTER WHEELER LTD             SHS NEW          G36535139    6,482       167,980  SH        SOLE         NONE   SOLE
GANNETT CO                     COM              364730101      477         8,400  SH        SOLE         NONE   SOLE
GAP INC                        COM              364760108      402        21,200  SH        SOLE         NONE   SOLE
GENERAL ELECTRIC CO            COM              369604103   33,784       957,055  SH        SOLE         NONE   SOLE
GLOBAL INDUSTRIES LTD          COM              379336100   14,538       934,330  SH        SOLE         NONE   SOLE
GRUPO TELEVISA ADR             SP ADR REP ORD   40049j206      227        10,690  SH        SOLE         NONE   SOLE
HORIZON HEALTH                 COM              44041Y104    7,517       492,300  SH        SOLE         NONE   SOLE
HOSPIRA INC                    COM              441060100    1,914        50,000  SH        SOLE         NONE   SOLE
IAC INTERACTIVECORP            COM NEW          44919P300   21,558       749,570  SH        SOLE         NONE   SOLE
IDENIX PHARMACEUTICALS INC     COM              45166r204    3,929       405,000  SH        SOLE         NONE   SOLE
IMCLONE SYSTEMS INC            COM              45245W109   65,695     2,319,750  SH        SOLE         NONE   SOLE
INTL PAPER CO                  COM              460146103   19,681       568,331  SH        SOLE         NONE   SOLE
INVESTORS BANCORP INC          COM              46146p102      784        52,000  SH        SOLE         NONE   SOLE
JOHNSON & JOHNSON              COM              478160104      381         5,860  SH        SOLE         NONE   SOLE
JP MORGAN CHASE                COM              46625h100   55,152     1,174,447  SH        SOLE         NONE   SOLE
JUNIPER NETWORKS INC           COM              48203R104    1,273        73,660  SH        SOLE         NONE   SOLE
KOOKMIN BK ADR                 SPONSORED ADR    50049m109   37,177       476,445  SH        SOLE         NONE   SOLE
LEGG MASON INC                 COM              524901105    1,579        15,660  SH        SOLE         NONE   SOLE
LIBERTY MEDIA CAPITAL          CAP COM SER A    53071m302   35,398       423,568  SH        SOLE         NONE   SOLE
LIFEPOINT HOSPITALS INC        COM              53219l109    2,826        80,000  SH        SOLE         NONE   SOLE
LUCENT TECHNOLOGIES            COM              549463107   25,300    10,812,140  SH        SOLE         NONE   SOLE
MASSEY ENERGY CO               COM              576206106    9,201       439,415  SH        SOLE         NONE   SOLE
MEDAREX INC COM                COM              583916101    1,583       147,300  SH        SOLE         NONE   SOLE
MICROSOFT CORP                 COM              594918104   56,099     2,051,166  SH        SOLE         NONE   SOLE
MOLSON COORS BREWING CO        CL A             60871R209   49,303       715,571  SH        SOLE         NONE   SOLE
NET 1 UEPS TECHNOLOGY INC      COM NEW          64107n206      964        42,190  SH        SOLE         NONE   SOLE
NEW RIVER PHARMACEUTICALS      COM              648468205    3,088       120,000  SH        SOLE         NONE   SOLE
NOBLE ENERGY INC               COM              655044105   19,438       426,370  SH        SOLE         NONE   SOLE
OFFICEMAX                      COM              67622P101   28,593       701,846  SH        SOLE         NONE   SOLE
OMNICOM GROUP                  COM              681919106      524         5,600  SH        SOLE         NONE   SOLE
ORACLE CORP                    COM              68389x105   24,463     1,378,976  SH        SOLE         NONE   SOLE
POSCO SPONSORED ADR            SPONSORED ADR    693483109    1,939        29,860  SH        SOLE         NONE   SOLE
PROCTER & GAMBLE CO            COM              742718109      415         6,700  SH        SOLE         NONE   SOLE
PROTECTIVE LIFE                COM              743674103   33,147       724,516  SH        SOLE         NONE   SOLE
PSS WORLD MEDICAL INC          COM              69366A100    1,849        92,500  SH        SOLE         NONE   SOLE
QUALCOMM INC                   COM              747525103      915        25,180  SH        SOLE         NONE   SOLE
RADIATION THERAPY SERVICES     COM              750323206    3,215       110,000  SH        SOLE         NONE   SOLE
REALOGY CORP                   COM              75605e100   12,208       538,271  SH        SOLE         NONE   SOLE
RITE-AID                       COM              767754104    6,356     1,400,000  SH        SOLE         NONE   SOLE
SPRINT NEXTEL CORP             COM FON          852061100   67,178     3,917,109  SH        SOLE         NONE   SOLE
STILLWATER MINING CO           COM              86074q102   16,702     1,988,319  SH        SOLE         NONE   SOLE
STORA ENSO ADR                 SPON ADR REP R   86210M106   11,025       729,160  SH        SOLE         NONE   SOLE
TAKE-TWO INTERACTIVE SOFTWRE   COM              874054109    1,008        70,680  SH        SOLE         NONE   SOLE
TEMPUR-PEDIC                   COM              88023u101   25,479     1,483,945  SH        SOLE         NONE   SOLE
TENET HEALTHCARE               COM              88033G100   32,266     3,963,854  SH        SOLE         NONE   SOLE
THE COOPER COS INC             COM NEW          216648402    4,815        90,000  SH        SOLE         NONE   SOLE
TJX COMPANIES INC              COM              872540109      408        14,560  SH        SOLE         NONE   SOLE
TORCHMARK CORP                 COM              891027104   41,456       656,884  SH        SOLE         NONE   SOLE
TYCO INTERNATIONAL             COM              902124106   45,446     1,623,652  SH        SOLE         NONE   SOLE
UNITED MICROELECTRONICS-ADR    SPONSORED ADR    910873207   42,982    13,955,340  SH        SOLE         NONE   SOLE
UNITED TECHNOLOGIES CORP       COM              913017109      561         8,860  SH        SOLE         NONE   SOLE
VODAFONE GROUP ADR             SPONSORED ADR    92857w209   88,431     3,868,376  SH        SOLE         NONE   SOLE
WACHOVIA CORP                  COM              929903102    1,092        19,570  SH        SOLE         NONE   SOLE
WAL-MART STORES                COM              931142103      635        12,880  SH        SOLE         NONE   SOLE
WRIGLEY (WM) JR CO             COM              982526105      449         9,750  SH        SOLE         NONE   SOLE
WYETH                          COM              983024100   71,700     1,410,304  SH        SOLE         NONE   SOLE
WYNDHAM WORLDWIDE CORP         COM              98310w108   11,969       427,937  SH        SOLE         NONE   SOLE
ZYMOGENETICS INC               COM              98985t109      590        35,000  SH        SOLE         NONE   SOLE



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